MCN | September 30, 2013

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21582

Madison Covered Call and Equity Strategy Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

See accompanying Notes to Portfolios of Investments.

MCN | September 30, 2013

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Item 1. Schedule of Investments	Shares	Value (Note 1)
COMMON STOCKS (A) - 74.1%
Consumer Discretionary - 15.0%
Advance Auto Parts Inc.	46,000	$3,803,280
Amazon.com Inc. *	9,000	2,813,760
CBS Corp., Class B	32,000	1,765,120
DIRECTV *	70,000	4,182,500
Discovery Communications Inc., Class C *	38,000	2,968,560
Home Depot Inc./The	30,000	2,275,500
Lululemon Athletica Inc. *	40,000	2,923,600
Panera Bread Co., Class A *	21,000	3,329,130
Staples Inc.	160,000	2,344,000

		26,405,450
Energy - 8.1%
Apache Corp.	60,000	5,108,400
Canadian Natural Resources Ltd.	80,000	2,515,200
Petroleo Brasileiro S.A., ADR	150,000	2,323,500
Schlumberger Ltd.	50,000	4,418,000

		14,365,100
Financials - 5.7%
Bank of America Corp.	69,200	954,960
BB&T Corp.	107,000	3,611,250
Morgan Stanley	95,000	2,560,250
T. Rowe Price Group Inc.	40,000	2,877,200

		10,003,660
Health Care - 7.4%
Allergan Inc.	37,000	3,346,650
Cerner Corp. *	40,000	2,102,000
Mylan Inc. *	70,000	2,671,900
Teva Pharmaceutical Industries Ltd., ADR	130,000	4,911,400

		13,031,950
Industrials - 3.6%
C.H. Robinson Worldwide Inc.	45,000	2,680,200
Expeditors International of Washington Inc.	30,000	1,321,800
United Technologies Corp.	22,000	2,372,040

		6,374,040
Information Technology - 27.2%
Communications Equipment - 3.1%
QUALCOMM Inc.	80,000	5,388,800

Computers & Peripherals - 4.4%
Apple Inc.	10,000	4,767,500
EMC Corp.	116,500	2,977,740

See accompanying Notes to Portfolios of Investments.

MCN | September 30, 2013

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

		7,745,240
Electronic Equipment, Instruments & Components - 1.3%
Flextronics International Ltd. *	260,000	2,363,400

Internet Software & Services - 2.7%
eBay Inc. *	85,000	4,742,150

IT Services - 4.5%
Accenture PLC, Class A	61,000	4,492,040
Visa Inc., Class A	18,000	3,439,800

		7,931,840
Semiconductors & Semiconductor Equipment - 4.7%
Altera Corp.	76,000	2,824,160
Broadcom Corp., Class A	130,000	3,381,300
Linear Technology Corp.	50,000	1,983,000

		8,188,460
Software - 6.5%
Check Point Software Technologies Ltd. *	12,000	678,720
Microsoft Corp.	140,000	4,663,400
Nuance Communications Inc. *	154,000	2,879,030
Oracle Corp.	100,000	3,317,000

		11,538,150

		47,898,040
Leisure and Consumer Staples - 1.1%
CVS Caremark Corp.	35,000	1,986,250

Materials - 6.0%
Freeport-McMoRan Copper & Gold Inc.	120,000	3,969,600
Monsanto Co.	27,000	2,817,990
Mosaic Co./The	90,000	3,871,800

		10,659,390

Total Common Stocks ( Cost $135,525,551 )		130,723,880
INVESTMENT COMPANIES - 5.9%
Powershares QQQ Trust Series 1 ETF	65,000	5,125,250
SPDR S&P 500 ETF Trust	31,000	5,211,100

Total Investment Companies ( Cost $10,096,809 )		10,336,350
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.9%
U.S. Treasury Bills (B) (C) - 6.9%
0.036%, 10/10/13	$10,000,000	9,999,912
0.010%, 10/24/13	2,200,000	2,199,986

		12,199,898

See accompanying Notes to Portfolios of Investments.

MCN | September 30, 2013

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Total U.S. Government and Agency Obligations ( Cost $12,199,898 )			12,199,898
		Shares
SHORT-TERM INVESTMENTS - 17.8%
State Street Institutional U.S. Government Money Market Fund		31,428,687	31,428,687

Total Short-Term Investments ( Cost $31,428,687 )			31,428,687

TOTAL INVESTMENTS - 104.7% ( Cost $189,250,945 )			184,688,815
NET OTHER ASSETS AND LIABILITIES - (2.7%)			(4,735,558)
TOTAL CALL & PUT OPTIONS WRITTEN - (2.0%)			(3,532,368)

TOTAL NET ASSETS - 100.0%				$176,420,889

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities are segregated as collateral for put options written. As of September 30, 2013, the total amount segregated was $12,199,898.

(C)	Rate noted represents annualized yield at time of purchase..
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Call Options Written	Contracts (100 shares per contract)	Expiration	Strike Price	Value (Note 1)
Accenture PLC	300	October 2013	$72.50	$49,500
Accenture PLC	310	October 2013	75.00	14,725
Advance Auto Parts Inc.	460	January 2014	85.00	140,300
Allergan Inc.	260	October 2013	90.00	52,000
Altera Corp.	400	October 2013	38.00	15,000
Altera Corp.	360	October 2013	39.00	4,500
Amazon.com Inc.	90	October 2013	295.00	175,275
Apache Corp.	250	October 2013	85.00	43,500
Apache Corp.	350	October 2013	87.50	25,375
Apple Inc.	100	October 2013	475.00	133,250
Bank of America Corp.	692	October 2013	13.00	63,318
BB&T Corp.	600	October 2013	35.00	10,800
BB&T Corp.	400	January 2014	36.00	17,800
Broadcom Corp.	250	January 2014	28.00	25,249
C.H. Robinson Worldwide Inc.	200	October 2013	57.50	49,000
C.H. Robinson Worldwide Inc.	250	October 2013	60.00	21,875
Cerner Corp.	400	October 2013	50.00	122,000
Check Point Software Technologies Ltd.	120	October 2013	52.50	53,400
CVS Caremark Corp.	350	October 2013	60.00	4,025
DIRECTV	400	October 2013	60.00	45,600
DIRECTV	300	January 2014	62.50	67,115
eBay Inc.	350	October 2013	52.50	138,250
eBay Inc.	500	October 2013	55.00	111,500
EMC Corp.	200	October 2013	25.00	16,700
EMC Corp.	500	October 2013	26.00	15,000

See accompanying Notes to Portfolios of Investments.

MCN | September 30, 2013

Madison Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

EMC Corp.	400	January 2014	26.00	41,800
Expeditors International of Washington Inc.	300	October 2013	41.00	94,500
Freeport-McMoRan Copper & Gold Inc.	500	October 2013	31.00	109,500
Freeport-McMoRan Copper & Gold Inc.	500	October 2013	33.00	36,250
Freeport-McMoRan Copper & Gold Inc.	200	January 2014	33.00	39,600
Home Depot Inc.	300	October 2013	77.50	15,900
Linear Technology Corp.	500	October 2013	39.00	63,750
Lululemon Athletica Inc.	400	October 2013	72.50	95,800
Microsoft Corp.	700	October 2013	32.00	106,050
Microsoft Corp.	700	October 2013	35.00	8,750
Monsanto Co.	270	October 2013	105.00	52,515
Morgan Stanley	350	October 2013	26.00	48,475
Morgan Stanley	600	October 2013	27.00	46,200
Mosaic Co./The	400	January 2014	47.50	62,767
Mylan Inc.	100	October 2013	31.00	71,500
Mylan Inc.	220	October 2013	39.00	9,240
Mylan Inc.	380	January 2014	39.00	65,625
Nuance Communications Inc.	900	October 2013	20.00	20,250
Oracle Corp.	500	October 2013	33.00	30,250
Oracle Corp.	500	January 2014	34.00	53,250
Petroleo Brasileiro S.A.	600	October 2013	16.00	18,000
Powershares QQQ Trust Series 1	325	October 2013	76.00	108,225
Powershares QQQ Trust Series 1	325	October 2013	77.00	80,600
QUALCOMM Inc.	650	October 2013	65.00	182,650
QUALCOMM Inc.	150	October 2013	67.50	18,074
Schlumberger Ltd.	250	October 2013	82.50	156,250
Schlumberger Ltd.	250	October 2013	85.00	103,750
SPDR S&P 500 ETF Trust	310	October 2013	167.00	95,635
T.Rowe Price Group Inc.	20	October 2013	75.00	450
T.Rowe Price Group Inc.	100	January 2014	75.00	17,400
United Technologies Corp.	220	October 2013	105.00	83,600
VISA Inc.	130	October 2013	180.00	154,700

Total Call Options Written ( Premiums received $3,245,555 )				$3,506,363

Put Options Written

Monsanto Co.	200	October 2013	95.00	6,300
T. Rowe Price Group Inc.	250	October 2013	70.00	14,375
United Technologies Corp.	200	October 2013	97.50	3,900
VISA Inc.	130	October 2013	165.00	1,430

Total Put Options Written ( Premiums received $206,820 )				$26,005

Total Value of Options Written ( Premiums received $3,452,375 )				$3,532,368

See accompanying Notes to Portfolios of Investments.

MCN | Madison Covered Call & Equity Strategy Fund | September 30, 2013

Notes to Portfolios of Investments (Unaudited)

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on NASDAQ which are valued at the NASDAQ official closing price ("NOCP") and options which are valued at the mean between the best bid and best ask price across all option exchanges. Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at their bid price. Mutual funds are valued at their Net Asset Value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

2. Fair Value Measurements: The Fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2013, maximized the use of observable inputs and minimized the use of unobservable inputs. As of September 30, 2013, the Fund did not hold securities deemed as Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of September 30, 2013, in valuing the Fund’s investments carried at fair value (please see the Portfolio of Investments for a listing of all securities within each category):

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
Description	(Level 1)	(Level 2)	(Level 3)	9/30/2013
Assets:
Common Stocks	$130,723,880	$ -	$ -	$130,723,880
Investment Companies	10,336,350	-	-	10,336,350
U.S. Government and Agency Obligations	-	12,199,898	-	12,199,898
Investment Companies	31,428,687	-	-	31,428,687

	$172,488,917	$12,199,898	$ -	$184,688,815
Liabilities:
Written Options	$3,532,368	$ -	$ -	$3,532,368
	$3,532,368	$ -	$ -	$3,532,368
Please see Portfolio of Investments of common stock sector breakdown and listing of all securities within each caption.

See accompanying Notes to Portfolios of Investments.

MCN | Madison Covered Call & Equity Strategy Fund | September 30, 2013

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund used derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a Fund’s financial position, results of operations and cash flows.
The following table presents the types of derivatives in the Fund and their effect:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Fair Value	Derivatives not accounted	Fair Value
for as hedging instruments		for as hedging instruments
Equity contracts	$-	Options Written	$3,532,368

New Accounting Pronouncement: In December 2011, the International Accounting Standards Board (IASB) and the FASB issued Accounting Standards Update (ASU) 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of Generally Accepted Accounting Principles in the United States (U.S. GAAP) and those entities that prepare their financial statements on the basis of International Financial Reporting Standard (IFRS). ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In January 2013, FASB issued ASU 2013-01 entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of ASU 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. ASU 2011-11 and ASU 2013-01 are effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management has evaluated the implications of ASU 2011-11 and ASU 2013-01 and its impact on financial statements disclosures and adopted the disclosures required by these updates.

In June 2013, FASB issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services — Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. At this time, management is evaluating the implications of ASU 2013-08 and its impact to financial statements.

3. Discussion of Risks: While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times these investments have produced surprises for even the savviest investors. Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets. When the rare calamity strikes, the word “security” itself seems a misnomer. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans, and could, under certain circumstances produce the material loss of the value of some or all of the securities we manage for you in the Fund.

Please see the Fund’s original prospectus for a discussion of risks associated with investing in the Fund.

See accompanying Notes to Portfolios of Investments.

MCN | Madison Covered Call & Equity Strategy Fund | September 30, 2013

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Covered Call and Equity Strategy Fund

By: (signature)

W. Richard Mason, CCO

Date: November 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date:  November 4, 2013

By: (signature)

Greg Hoppe, Principal Financial Officer

Date: November 4, 2013

See accompanying Notes to Portfolios of Investments.